Annual Total Returns [BarChart] - BlackRock International Index V.I. Fund - Class I Shares	May 01, 2021
Bar Chart Table:
Annual Return 2011	(12.50%)
Annual Return 2012	18.00%
Annual Return 2013	20.96%
Annual Return 2014	(5.88%)
Annual Return 2015	(1.16%)
Annual Return 2016	0.90%
Annual Return 2017	25.40%
Annual Return 2018	(13.70%)
Annual Return 2019	21.58%
Annual Return 2020	8.03%